12025584

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

March 21, 2012

Received SEC
MAR 2 1 2012
Washington, DC 20549

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File No. 001-06458

To Whom It May Concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, JOHN DEERE CAPITAL CORPORATION, 2.750% Senior Notes due March 15, 2022, and guarantees thereof, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 7, 2012. Tentative listing date – March 23, 2012.

Sincerely,